Lease liabilities - Contractual maturities (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Carrying value	$ 581,678	$ 601,994
Total contractual cash flows	$ 1,143,430	1,181,459
Average remaining lease term	12 years 6 months
Within 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 102,776	101,709
2-3 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	189,721	193,434
4-5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	176,007	180,895
Over 5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 674,926	$ 705,421